Annual Operating Expenses - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - Fidelity Advisor International Capital Appreciation Fund
	Dec. 30, 2023
Fidelity Advisor International Capital Appreciation Fund - Class A
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.06%
Fidelity Advisor International Capital Appreciation Fund - Class C
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual operating expenses	1.81%
Fidelity Advisor International Capital Appreciation Fund - Class M
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.31%
Fidelity Advisor International Capital Appreciation Fund - Class I
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%	[2]
Total annual operating expenses	0.79%
Fidelity Advisor International Capital Appreciation Fund - Class Z
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.67%

[1]	AThe management fee is comprised of a basic fee of 0.67% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI ACWI (All Country World Index) ex USA Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.